Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Integrated Large Cap Value Fund - Class A [Member] | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Integrated Large Cap Value Fund - Class A [Member] | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Comcast Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Cummins, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Value Fund - Class A [Member] | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Columbia Integrated Large Cap Value Fund - Class A [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Comcast Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Cummins, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Columbia Integrated Large Cap Value Fund - Institutional Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%